Summary of Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price, Balance outstanding
Weighted Average Exercise Price, granted	2.00
Weighted Average Exercise Price, exercised
Warrants expired or forfeited
Weighted Average Exercise Price, expired or forfeited
Weighted Average Exercise Price, Balance outstanding	2.00
Weighted Average Exercise Price, Balance exercisable	$ 2.00
Warrants, Balance outstanding
Warrants granted	4,365,000
Warrants exercised
Warrants, Balance outstanding	4,365,000
Warrants, Balance exercisable	524,583
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Balance outstanding	1,278,375	643,750
Weighted Average Exercise Price, Balance outstanding	$ 3.00	$ 3.00
Warrants granted		634,625	643,750
Weighted Average Exercise Price, granted	4.27	$ 3.00	$ 3.00
Warrants exercised
Weighted Average Exercise Price, exercised
Warrants expired or forfeited
Weighted Average Exercise Price, expired or forfeited
Warrants, Balance outstanding		1,278,375	643,750
Weighted Average Exercise Price, Balance outstanding	3.85	$ 3.00	$ 3.00
Warrants, Balance exercisable		1,278,375
Weighted Average Exercise Price, Balance exercisable	$ 3.89	$ 3.00
Warrants, Balance outstanding	1,278,375
Warrants granted	2,522,279
Warrants exercised
Warrants, Balance outstanding	3,800,654	1,278,375
Warrants, Balance exercisable	3,500,654